SEGMENT INFORMATION - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 11,537	$ 8,885	$ 6,597
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 1,405	477	82
Number of customers | customer	1
United States
Disclosure of geographical areas [line items]
Revenues	$ 2,644	2,279	921
Canada
Disclosure of geographical areas [line items]
Revenues	2,423	1,461	976
India
Disclosure of geographical areas [line items]
Revenues	1,717	740	399
United Kingdom
Disclosure of geographical areas [line items]
Revenues	1,511	1,305	688
Brazil
Disclosure of geographical areas [line items]
Revenues	1,164	981	1,142
Colombia
Disclosure of geographical areas [line items]
Revenues	862	799	1,054
Australia
Disclosure of geographical areas [line items]
Revenues	617	916	1,031
Chile
Disclosure of geographical areas [line items]
Revenues	138	117	163
Peru
Disclosure of geographical areas [line items]
Revenues	96	81	107
Other
Disclosure of geographical areas [line items]
Revenues	$ 365	$ 206	$ 116
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%